Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development	$ 1,216	$ 286	$ 0	$ 15
Deferred offering costs	849	0
Insurance	31	138	65	147
Other	38	55	77	32
Totals	$ 2,134	$ 479	$ 142	$ 194